Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2017 and 2016:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
	In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$(10,157)	$(20,827)	$(30,001)	$(62,458)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	53,012	52,432	52,827	52,232

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.19)	$(0.40)	$(0.57)	$(1.20)
Diluted	$(0.19)	$(0.40)	$(0.57)	$(1.20)